Summary of Assumptions Translate into an Average Remaining Life Expectancy in Years (Details) - Pension defined benefit plans [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Male [Member]
IfrsStatementLineItems [Line Items]
Average remaining life expectancy at the end of the reporting period	21 years	20 years	20 years
Average remaining life expectancy of those retiring twenty years after the end of the reporting period	28 years	28 years	28 years
Female [Member]
IfrsStatementLineItems [Line Items]
Average remaining life expectancy at the end of the reporting period	24 years	24 years	24 years
Average remaining life expectancy of those retiring twenty years after the end of the reporting period	31 years	31 years	31 years